Concessions payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Concessions payable
11	Concessions payable

Accounting policy

Concessions represent arrangements between a public sector grantor and the subsidiary Rumo to operate a rail network consisting of four concessions that extend over approximately 12,000 kilometers of railway lines. Revenue from providing the service is received directly from the customers, through to logistic service.

The concession right generally means that the Rumo has an exclusive right to provide the service under the concession for a given period, after which the infrastructure assigned to the concession and required to provide the service is returned to the concession grantor, generally for no consideration. The concession arrangement must provide for the management or operation of the infrastructure. Another common feature is the existence of obligations to acquire or construct all the items required to provide the concession service over the concession term.

These concessions right is initially recognized with an intangible at cost (see Note 10.2), with cost understood to be the fair value of the service provided plus other direct costs that are directly attributable to the operation. They are then amortized over the duration of the concession.

	December 31, 2018			December 31, 2017
	Leases	Concessions	Total	Total
Payables
Rumo Malha Sul	31,546	29,215	60,761	65,550
Rumo Malha Paulista	26,316	19,576	45,892	48,139

	57,862	48,791	106,653	113,689
Court discussion
Rumo Malha Paulista	1,695,770	—	1,695,770	1,535,470
Rumo Malha Oeste	1,324,853	81,292	1,406,145	1,284,175

	3,020,623	81,292	3,101,915	2,819,645
Total	3,078,485	130,083	3,208,568	2,933,334

Current			28,797	27,413

Non-current			3,179,771	2,905,921

Court Discussion:

The Company is challenging in court the economic and financial unbalance of certain leases and concession contracts.

In April 2004, Rumo Malha Paulista S.A. (“Rumo Malha Paulista”) filed an interlocutory injunction and subsequently Declaratory Action before the 21st Federal Court of Rio de Janeiro questioning the economic and financial unbalance of the Lease and Concession Agreements, due to the high disbursement incurred by the Company for the payment of labor judicial proceedings and other expenses involved, which are the responsibility of Rede Ferroviária Federal S.A., as provided in the bidding documents.

Rumo Malha Paulista required an injunction to suspend payment of installments due of the concession and lease agreements and to offset the credit balance resulting from labor amounts paid by Rumo with the amount charged by the Brazilian Government. In April 2005, the injunction was granted, suspending the enforceability of installments for 90 days by determining the completion of expertise. In July 2005, the suspension was extended for another 90 days. In September 2005, the injunction was overturned by the Federal Court of Rio de Janeiro. In January 2006, the suspension of payment of installments was granted, by means of judicial deposit. The amount related to the lease payment was deposited in court until October 2007, when the Company obtained a court order to replace the judicial deposits with a bank guarantee. In October 2015, a decision was handed down that partially upheld the action recognizing the occurrence of economic and financial balance of the agreements, allowing the Company to perform the part of compensation of the amounts claimed in the match against presented debt. Nevertheless, the Company believes that all amounts discussed shall be offset against payables based on clauses 7 and 10 of the bidding documents.

Management, supported by the opinion of its legal counsel, assesses the chances of success as probable, but the financial liability remains recognized as it is a contractual obligation not yet discharged and still depend on offsetting with the Company’s reimbursement rights.

Rumo Malha Oeste S.A. (“Rumo Malha Oeste”) also claiming the reestablishment of the economic-financial balance, lost by the cancellation of transportation contracts at the time of privatization, change in the regulatory environment and conditions set forth in the Privatization Tender—additionally, the growth forecasts that defined the value of the business did not materialize. The lawsuit is filed with the 16th Federal Court of Rio de Janeiro. To proceed with the legal discussion, the Company offered government securities (Treasury Bills—LFT) as an execution guarantee. In March 2008, the Company was authorized to replace the guarantee by a bank guarantee and in May 2008, the Company redeemed the treasury bills. In December 2014, a decision was handed down that upheld the action recognizing the occurrence of economic and financial balance of the contracts, with the amounts involved and certain related aspects still to be determined. In December 2015, the replacements of guarantee letters presented by Rumo were replaced with an insurance policy.

Management, supported by the opinion of its legal counsel, assesses the chances of success as probable, but the financial liability remains recognized as it is a contractual obligation not yet discharged and must still be offset against the company’s right to be reimbursed.

Judicial deposits at December 31, 2018 concerning the above claims totaled:

	December 31, 2018	December 31, 2017
Rumo Paulista	119,806	119,806
Rumo Oeste	20,690	20,690

	140,496	140,496

The judicial deposits are recorded in the “regulatory” group, as described in Note 14.

11.1	Commitments

a)	Commitments for the acquisition of assets and regulatory targets

The balance of this account is considered as an asset or liability in accordance with the chart of accounts of the Regulatory. However, this account is excluded from the financial statements prepared in accordance with accounting practices adopted in Brazil and also IFRS, since the respective balance is not recorded as an asset or a liability, since its realization or settlement depends on future consumption by different consumers of the subsidiary Comgás. Therefore, the balances presented below are not recognized in the financial statements.

Regulatory assets (liabilities):

	December 31, 2018	December 31, 2017
Cost of gas to be recovered/(transferred)	504,175	(174,090)
Credits of taxes to be recovered/(transferred)	(252,816)	(46,807)

	251,359	(220,897)
Expense not recognized in the statement of income before income tax and social contribution	472,256	193,114

Regulatory assets (liabilities)	672,810	243,722
Regulatory assets (liabilities) tax	(127,815)	(12,222)

	544,995	231,500
Adjustment	3,713	(26,119)
Extemporaneous credits	(76,452)	(12,267)

	472,256	193,114

b)	Commitments with supply contracts

Considering the current gas supply contracts, the subsidiary Comgás has a total financial commitment in an estimated present value of R$ 13,525,873, which amount includes the minimum established in contract in both commodity and transportation.